Registration No. 33-11371

1940 Act File No. 811-4982

Filed Pursuant to Rule 497(e)

HEARTLAND GROUP, INC.

Heartland International Value Fund

Investor Class Shares (HINVX)

Supplement Dated July 1, 2015 to

Prospectus Dated May 1, 2015

Change in Portfolio Management of the Heartland International Value Fund

Effective July 1, 2015, Michael F. Jolin was named as a Co-Portfolio Manager of the Heartland International Value Fund. Robert C. Sharpe will continue to manage the Fund with Mr. Jolin.

The information under the heading “Fund Summary Section - Heartland International Value Fund - Portfolio Managers” in the Fund’s Prospectus is deleted and replaced with the following:

The International Value Fund is managed by a team of investment professionals, which consists of Robert C. Sharpe and Michael F. Jolin.

Mr. Sharpe has served as a Portfolio Manager of the International Value Fund since May 2013. Mr. Sharpe is a Vice President of Heartland Advisors.

Mr. Jolin has served as a Portfolio Manager of the International Value Fund since July 2015. Mr. Jolin is a Vice President of Heartland Advisors.

The information under the heading “Management of the Funds - Portfolio Managers – International Value Fund” in the Fund’s Prospectus is deleted and replaced with the following:

INTERNATIONAL VALUE FUND. The International Value Fund is managed by a team of investment professionals, which consists of Robert C. Sharpe and Michael F. Jolin. The team jointly develops and implements investment strategies for the International Value Fund.

Mr. Sharpe has served as a Portfolio Manager of the International Value Fund since May 2013. Mr. Sharpe has been with Heartland Advisors since April 2013 and currently holds the title of Vice President and Portfolio Manager. Prior to joining Heartland Advisors, Mr. Sharpe was employed by The State Teachers Retirement System of Ohio for nearly 20 years where he held various positions. Most recently, he was the Director, International Equities and Portfolio Manager – International Equities. Previously, he was an Investment Analyst with Capital Research Company.

Mr. Jolin, a Chartered Financial Analyst (CFA), has served as a Portfolio Manager of the International Value Fund since July 2015. Mr. Jolin rejoined Heartland Advisors as Vice President, Portfolio Manager in May 2015 after previously serving as a Research Analyst with the firm from June 2008 until March 2014. From April 2014 until May 2015, Mr. Jolin served as Co-Portfolio Manager, Senior Research Analyst at DePrince, Race & Zollo, Inc. Previously, he served as an Associate Analyst at Banc One Investment Advisors from 1999 until 2005.

The Statement of Additional Information (“SAI”) for the Fund provides additional information about the Portfolio Managers’ compensation, other accounts they manage, and their ownership of Fund shares.

HEARTLAND GROUP, INC.

Heartland Select Value Fund – Heartland Mid Cap Value Fund – Heartland Value Plus Fund – Heartland Value Fund – Heartland International Value Fund

Supplement Dated July 1, 2015 to

Statement of Additional Information Dated May 1, 2015

Change in Officers of the Heartland Funds

Effective June 16, 2015, the Funds’ Board of Directors made certain changes to the Officers of the Funds, appointing Mr. Paul T. Beste as Vice President and Secretary of the Funds, replacing Ms. Katherine M. Jaworski. In addition, Mr. Beste and Ms. Nicole Best assumed new positions at Heartland Advisors in June 2015.

The “Management - Directors and Officers of the Funds” table in the Funds’ Statement of Additional Information (“SAI”) is hereby revised to remove the information relating to Ms. Jaworski and the biographical information for Mr. Beste and Ms. Nicole Best is hereby deleted and replaced with the following:

Name, Address and Age	Position(s) Held with Heartland	Term of Office and Length of Time Served(1)	Principal Occupation(s) During Past Five Years	Number of Heartland Funds Overseen by Director	Other Directorships Held by Director(2)
Paul T. Beste 789 North Water Street, Suite 500 Milwaukee, WI 53202 Birthdate: 1/56	Vice President Secretary	Since 9/97 Since 6/15	Senior Vice President, Chief Risk Officer, Heartland Advisors, Inc. since June 2015; Chief Operating Officer, Heartland Advisors, Inc., December 1999 to June 2015; Assistant Secretary, Heartland Group, Inc., May 2010 to June 2015; Anti-Money Laundering Officer, Heartland Group, Inc., November 2002 to February 2014; Director, Heartland Advisors, Inc., since April 2008; Secretary, Heartland Group, Inc., November 2005 to May 2010; Principal Accounting Officer, Heartland Group, Inc., December 2009 to May 2010; Interim Treasurer and Principal Accounting Officer, Heartland Group, Inc., September 2008 to December 2008; Secretary and Treasurer, Heartland Value Manager, LLC, August 2000 to April 2011; employed by Heartland Advisors, Inc. in other capacities since 1997.	N/A	N/A

Nicole J. Best 789 North Water Street Suite 500 Milwaukee, WI 53202 Birthdate: 9/73	Vice President and Principal Accounting Officer and Treasurer	Since 6/11	Chief Administrative Officer, Heartland Advisors, Inc., since June 2015; Senior Vice President and Chief Financial Officer, Heartland Advisors, Inc., since May 2010; Vice President and Secretary, Heartland Group, Inc. May 2010 to June 2011; Senior Vice President, Investor Services and Markets, Brown Brothers Harriman & Co., September 2008 to May 2010; Senior Vice President and Chief Compliance Officer, Heartland Advisors, Inc. and Heartland Group, Inc., November 2005 to August 2008; Senior Vice President and Treasurer, Heartland Advisors, Inc., February 2001 to August 2006; Treasurer and Principal Accounting Officer, Heartland Group, Inc., June 2000 to November 2005. Employed by Heartland Advisors, Inc. in other capacities from 1998 to 2008. Employed by Arthur Andersen, LLP, in other capacities, 1995 to 1998.	N/A	N/A

Change in Portfolio Management of the Heartland International Value Fund

Effective July 1, 2015, Michael F. Jolin was named as a Co-Portfolio Manager of the Heartland International Value Fund. Robert C. Sharpe will continue to manage the Fund with Mr. Jolin.

The information under the heading “Management – Portfolio Managers – International Value Fund” in the Fund’s SAI is deleted and replaced with the following:

International Value Fund:	Robert C. Sharpe
Michael F. Jolin

The information under the heading “Management - Portfolio Managers - Portfolio Manager Ownership of Fund Shares” in the Fund’s SAI is hereby amended with the following information:

Name of Portfolio Manager	Dollar Range of Equity Securities in the Funds	Aggregate Dollar Range of Equity Securities in all Heartland Funds

Michael F. Jolin*	None (Select Value) None (Mid Cap Value) None (Value Plus) None (Value) $50,001 - $100,000 (International Value)	$50,001 - $100,000

*Information as of May 31, 2015

The information under the heading “Management - Portfolio Managers - Other Accounts Managed by Portfolio Managers” in the Fund’s SAI is amended with the following information:

Name	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Michael F. Jolin*	None	None	None

*Information as of May 31, 2015